Geographic Information for Property, Plant and Equipment, Intangible Assets and Operating Lease Right-of-use Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	$ 88	$ 22
Intangible assets, net	12	4
Right of use assets carrying amount	1,971
Taiwan
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	88	22
Intangible assets, net	12	$ 4
Right of use assets carrying amount	1,897
Hong Kong
Revenues from External Customers and Long-Lived Assets [Line Items]
Right of use assets carrying amount	$ 74